Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of commitments and future payments
In addition to commitments disclosed elsewhere in the financial statements, the Company has incurred the following additional contractual commitments, either directly or through its interests in joint operations.
Approximate future payments under these agreements are as follows:

	2023	2024	2025	2026	2027	2028 and thereafter	Total
Natural gas, transportation and other contracts	56	47	45	45	46	457	696
Transmission	10	7	7	3	1	39	67
Coal supply agreements	83	87	71	—	—	—	241
Long-term service agreements	51	49	35	32	21	140	328
Operating leases	3	3	3	2	2	29	42
Growth	446	—	—	—	—	—	446
TransAlta Energy Transition Bill	6	—	—	—	—	—	6
Total	655	193	161	82	70	665	1,826